Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Reserve of share-based payments [member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Total
Equity at Dec. 31, 2021	$ 3,755	$ 80,430	$ 12,244	$ (1,316)	$ (62,676)	$ 32,437
Statement Line Items [Line Items]
Net loss for the period	0	0	0	0	(23,169)	(23,169)
Other comprehensive income	0	0	0	(2,335)	0	(2,335)
Share-based compensation	0	0	942	0	0	942
Issuance of shares for cash	70	358	0	0	0	428
Transaction costs related to issuance of shares	61	(61)	0	0	0	0
Equity at Dec. 31, 2022	3,886	80,727	13,186	(3,651)	(85,845)	8,303
Statement Line Items [Line Items]
Net loss for the period	0	0	0	0	(22,125)	(22,125)
Other comprehensive income	0	0	0	(122)	0	(122)
Share-based compensation	0	0	479	0	0	479
Issuance of shares for cash	2,013	7,155	0	0	0	9,168
Transaction costs related to issuance of shares	0	(432)	0	0	0	(432)
Equity at Dec. 31, 2023	5,899	87,450	13,665	(3,773)	(107,970)	(4,729)
Statement Line Items [Line Items]
Net loss for the period					(10,567)	(10,567)
Other comprehensive income				178		178
Share-based compensation			357			357
Issuance of shares for cash	4,617	11,933				16,550
Transaction costs related to issuance of shares		(2,344)				(2,344)
Non-cash effect from issue of investor warrants classified as derivative liability		(1,097)				(1,097)
Equity at Dec. 31, 2024	$ 10,516	$ 95,942	$ 14,022	$ (3,595)	$ (118,537)	$ (1,652)